EQUITY INCENTIVE PLAN (Tables)	3 Months Ended
Mar. 31, 2025
Equity Incentive Plan
SCHEDULE OF SHARE OPTIONS OUTSTANDING

The following table summarizes the share options outstanding for the three months ended March 31, 2025:

	Share Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	614,704	$0.80	$10.88	8.87	$7,322,656

Canceled/Expired	(1,503)	0.76	11.26	-	-

BALANCE, MARCH 31, 2025	613,201	$0.80	$10.87	8.63	$7,482,524

EXERCISABLE, MARCH 31, 2025	183,896	$0.80	$10.85	8.62	$2,242,965

SCHEDULE OF NONVESTED SHARE OPTION

The following table summarizes the nonvested share options for the three months ended March 31, 2025:

	Nonvested Share Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	452,875	$0.80	$10.89	8.88	$5,396,007

Vested	(22,410)	0.79	10.93	8.66	273,582
Canceled/Expired	(1,160)	0.76	11.36	-	-

BALANCE, MARCH 31, 2025	429,305	$0.80	$10.88	8.18	$5,239,559